Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Classes Of Inventories [Abstract]
Merchandise	$ 6,068		$ 5,133
Project in process	6,756		1,390
Work in process	109		152
Raw materials	112		89
Inventories subtotal	13,045		6,764
Land held under development	1,999		1,999
Construction in progress	77		77
Inventories	$ 15,121	$ 494	$ 8,840